SHARE-BASED COMPENSATION - Share-based compensation for all share options (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 51,359	¥ 9,921	¥ 3,438
Unrecognized compensation expense related to unvested share options	¥ 183,086
Weighted-average period, compensation expense is expected to be recognized	2 years 8 months 12 days
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 22,477	5,176	1,846
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	23,561	3,674	1,382
Technology and content expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 5,321	¥ 1,071	¥ 210